Contingent Liabilities and Commitments (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	3 Months Ended		12 Months Ended
	May 11, 2018	Mar. 16, 2018	Mar. 02, 2018	Jan. 31, 2018	Jan. 13, 2018	Sep. 07, 2016	Oct. 22, 2013	Aug. 31, 2015	Jun. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	May 10, 2018	Feb. 13, 2018	Jan. 31, 2017	Jan. 13, 2017
Non-refundable fee paid for patent license agreement							$ 150
Royalty percentage owed on sale of licensed product revenues							5.00%
Minimum amount of royalties owed per annum							$ 50
Warrants to purchase ordinary shares												29,763			178,570
Exercise price											$ 4.25	$ 4.80	$ 4.25		$ 4.80
Research and development expenses									$ 56	$ 480	$ 480
NitricGen, Inc [Member
Warrants to purchase ordinary shares				100,000	100,000
Exercise price				$ 6.90	$ 6.90
Future payments depends on certain milestones			$ 200	$ 2,000	$ 2,000
Option Agreement [Member]
Fee paid for option to purchase certain intellectual property						$ 25		$ 25
Amount owed to third party upon exercise of Option								$ 500						$ 500
Lease Agreement [Member]
Lease agreement expiration, description	expire on April 2021 and June 2023	expire on April 2021 and June 2023